Fees Summary	Nov. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 741,772,500.00
Previously Paid Amount	0.00
Total Fee Amount	102,438.79
Total Offset Amount	0.00
Net Fee	102,438.79
Narrative - Max Aggregate Offering Price	$ 741,772,500.00
Final Prospectus	true